Organization and Description of Business and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business and Basis of Presentation
1. Organization and Description of Business
Senti Biosciences, Inc. and its subsidiaries, (the “Company” or “Senti”), is a biotechnology company that was founded to create a new generation of smarter medicines that outmaneuver complex diseases using novel and unprecedented approaches. Senti Bio has built a synthetic biology platform that enables it to program next-generation cell and gene therapies with what we refer to as “gene circuits.” These gene circuits, which are created from novel and proprietary combinations of DNA sequences, reprogram cells with biological logic to sense inputs, compute decisions and respond to their cellular environments. The Company is headquartered in South San Francisco, California.
On June 8, 2022 (the “Closing Date”), Dynamics Special Purpose Acquisition Corp. (“Dynamics”or “DYNS”) consummated a merger pursuant to which Explore Merger Sub, Inc. (“Merger Sub”), a Delaware corporation and wholly owned subsidiary of Dynamics, merged with and into Senti Sub I, Inc. (formerly named Senti Biosciences, Inc. (“Legacy Senti”), with Legacy Senti surviving as a wholly-owned subsidiary of Dynamics (such transactions, the “Merger,” and, collectively with the other transactions described in the merger agreement (as defined below, the “Reverse Recapitalization”). As a result of the Merger, Dynamics was renamed Senti Biosciences, Inc.
Refer to Note 3,
Reverse Recapitalization,
for further details of the Merger.
Liquidity and Going Concern
The Company has devoted substantially all of its efforts to organizing and staffing, business planning, raising capital, and conducting preclinical studies and has not realized substantial revenues from its planned principal operations. To date, the Company has financed its operations primarily through a Reverse Recapitalization, the sale of equity securities and convertible debt and, to a lesser extent, through collaboration agreements and governmental grants. At June 30, 2022 and December 31, 2021, the Company had an accumulated deficit of 138.4 million and 115.1 million, respectively. The Company’s net losses were $23.4 million and $33.0 million for the six months ended June 30, 2022 and 2021, respectively. Substantially all of the Company’s net losses resulted from costs incurred in connection with the Company’s research and development programs and from general and administrative costs associated with the Company’s operations. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future as the Company advances its preclinical activities and clinical trials for its product candidates in development.
As of June 30, 2022, the Company had cash, cash equivalents and restricted cash of $143.1 million. Based on the cash and cash equivalents on hand, the Company believes its combined cash and cash equivalents will be sufficient to fund operations, including clinical trial expenses and capital expenditure requirements, for at least 12 months from the issuance date of these interim financial statements.
The Company’s continued existence is dependent upon management’s ability to develop profitable operations. Management is devoting substantially all of its efforts to developing its business and raising capital and there can be no assurance that the Company’s efforts will be successful. No assurance can be given that management’s actions will result in profitable operations or the meeting of ongoing liquidity needs.

1. Organization and Description of Business
Senti Biosciences, Inc. or (the “Company”), was incorporated under the laws of the State of Delaware in June 2016, and is a biotechnology company that programs next-generation cell and gene therapies with what we refer to as “gene circuits.” The Company is headquartered in South San Francisco, California.
Liquidity and Going Concern
The Company has devoted substantially all of its efforts to organizing and staffing, business planning, raising capital, and conducting preclinical studies and has not realized substantial revenues from its planned principal operations. In addition, the Company has a limited operating history, has incurred recurring operating losses and negative cash flows from operations since inception, has an accumulated deficit, has funded its operations primarily with proceeds from sale of redeemable convertible preferred stock and the issuance of convertible notes, and expects that it will continue to incur net losses and negative cash flows from operations into the foreseeable future, particularly as the Company advances its preclinical activities and clinical trials for its product candidates in development.
The Company’s continued existence is dependent upon management’s ability to develop profitable operations. Management is devoting substantially all of its efforts to developing its business and raising capital and there can be no assurance that the Company’s efforts will be successful. No assurance can be given that management’s actions will result in profitable operations or the meeting of ongoing liquidity needs.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. In 2021 and 2020, the Company received aggregate proceeds of $67.0 million and $30.0 million, respectively, (Note 6) from the issuance of its Series B redeemable convertible preferred stock. Additionally, in 2020, the Company received
$8.0 million from the issuance of promissory notes (Note 5). As of December 31, 2021, the Company had an accumulated deficit of $115.1 million, and cash, cash equivalents and restricted cash of $59.3 million. As of December 31, 2020, the Company had an accumulated deficit of $59.8 million, and cash, cash equivalents and restricted cash of $31.0 million.
As of April 1, 2022, the issuance date of the consolidated financial statements as of and for the year ended December 31, 2021, the Company expects that its cash and cash equivalents will not be sufficient to fund its operating expenses and capital expenditure requirements for at least one year from the issuance date of the consolidated financial statements and therefore the Company concluded that substantial doubt existed about the Company’s ability to continue as a going concern.
The Company is seeking to complete a liquidity event via a special purpose acquisition company (“SPAC”) (see pending merger with Dynamics Special Purpose Corp.
below). Upon the completion of a qualified public offering on specified terms (Note 6), the Company’s outstanding convertible preferred stock will automatically convert into shares of common stock. These plans are intended to mitigate the relevant conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern; however, as the plans are not entirely within the Company’s control, management cannot assure they will be effectively implemented. In the event the Company does not complete a SPAC merger, the Company expects to seek additional funding through private equity financings, debt financings, collaborations, licensing arrangements, and/or strategic alliances. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into collaborations or other such arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. If the Company is unable to raise capital when needed, or on attractive terms, it could be forced to delay, reduce or eliminate its research or drug development programs or any future commercialization efforts.

Pending Merger with Dynamics Special Purpose Corp.
On December 19, 2021, the Company entered into a Business Combination Agreement with Dynamics Special Purpose Corp. (“DYNS”), a publicly traded SPAC. Under the terms of the proposed transaction, DYNS will merge with the Company at an estimated combined enterprise value of approximately $276.0 million. The cash components of the transaction will be funded by DYNS’ cash in trust of $230.0 million (assuming no redemptions) as well as a $66.8 million private placement of common stock at $10.00 per share from various accredited investors.